State Street SPDR SP Global Infrastructure ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.54%	10.02%	8.47%
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.06%	10.75%	11.45%
State Street SPDR SP Global Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent	21.79%	10.23%	8.70%
State Street SPDR SP Global Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.99%	9.43%	7.88%
State Street SPDR SP Global Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.64%	7.99%	6.89%